Information Related to Asset Retirement Obligation (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Information related to asset retirement obligation
Beginning balance	$ 180,662	$ 173,673	$ 160,260
Revisions in cash flow estimates			7,809
Additions to asset retirement obligations	649	708	261
Accretion expense	8,061	10,573	10,751
Liabilities settled	(3,531)	(4,292)	(5,408)
Ending balance	$ 185,841	$ 180,662	$ 173,673